SUBSEQUENT EVENTS - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands		2 Months Ended	12 Months Ended
	Feb. 20, 2025	Feb. 14, 2025	Dec. 31, 2024	Dec. 31, 2023
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share)	€ 2.986
Dividends declared, aggregate amount	€ 534,000
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares assigned (repurchased) and other changes (in shares)			24,715
Common Shares | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates		15,067,471
Common Shares | Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Shares assigned (repurchased) and other changes (in shares)			(1,440,264)	(1,630,171)
Consideration paid to repurchase shares			€ 581,084	€ 460,629
Common Shares | Share Repurchase Program | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Shares assigned (repurchased) and other changes (in shares)		(188,303)
Consideration paid to repurchase shares		€ 78,200